FAIR VALUE MEASUREMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Financial assets measured and recorded at fair value [Line Items]
Impairment loss on equity method investment	$ 4,258
Terminal growth rate (as a percent)		3.00%
Discount rate (as a percent)		30.00%
Cost Method Investments	194,437	$ 205,715
Cost Method Investments, Fair Value Disclosure	214,492
Cost-method Investments [Member]
Financial assets measured and recorded at fair value [Line Items]
Cost-method Investments, Other than Temporary Impairment	43,958
Equity Method Investments [Member]
Financial assets measured and recorded at fair value [Line Items]
Impairment loss on equity method investment	$ 7,519